Average Annual Total Returns	Prospectus #1 Eaton Vance Floating-Rate Municipal Income Fund Bloomberg Barclays 1 Year Municipal Bond Index One Year	Prospectus #1 Eaton Vance Floating-Rate Municipal Income Fund Bloomberg Barclays 1 Year Municipal Bond Index Five Years	Prospectus #1 Eaton Vance Floating-Rate Municipal Income Fund Bloomberg Barclays 1 Year Municipal Bond Index Ten Years	Prospectus #1 Eaton Vance Floating-Rate Municipal Income Fund Advisers Class One Year	Prospectus #1 Eaton Vance Floating-Rate Municipal Income Fund Advisers Class Five Years	Prospectus #1 Eaton Vance Floating-Rate Municipal Income Fund Advisers Class Ten Years	Prospectus #1 Eaton Vance Floating-Rate Municipal Income Fund Advisers Class Inception Date	Prospectus #1 Eaton Vance Floating-Rate Municipal Income Fund Class A One Year	Prospectus #1 Eaton Vance Floating-Rate Municipal Income Fund Class A Five Years	Prospectus #1 Eaton Vance Floating-Rate Municipal Income Fund Class A Ten Years	Prospectus #1 Eaton Vance Floating-Rate Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Floating-Rate Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Floating-Rate Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Floating-Rate Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Floating-Rate Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Floating-Rate Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Floating-Rate Municipal Income Fund Class I One Year	Prospectus #1 Eaton Vance Floating-Rate Municipal Income Fund Class I Five Years	Prospectus #1 Eaton Vance Floating-Rate Municipal Income Fund Class I Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Barclays 7 Year Municipal Bond Index One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Barclays 7 Year Municipal Bond Index Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Barclays 7 Year Municipal Bond Index Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Barclays Municipal Bond Index One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Barclays Municipal Bond Index Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Barclays Municipal Bond Index Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Barclays New York Municipal Bond Index One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Barclays New York Municipal Bond Index Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Barclays New York Municipal Bond Index Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I Ten Years
Total	1.76%	1.43%	1.16%	none	0.97%	1.56%	Nov. 20, 2020	(2.27%)	0.50%	1.33%	(2.27%)	0.50%	1.32%	(1.14%)	0.59%	1.35%	0.17%	1.12%	1.71%	3.97%	2.74%	2.95%	5.11%	3.46%	3.97%	0.89%	1.97%	2.99%	0.84%	1.94%	2.97%	1.44%	2.07%	2.98%	1.42%	1.67%	2.46%	3.40%	2.58%	3.39%	5.21%	3.90%	4.62%	4.56%	3.60%	4.34%	(0.41%)	2.11%	2.61%	(0.45%)	2.06%	2.58%	0.49%	2.09%	2.59%	2.85%	2.33%	2.33%	4.86%	3.28%	3.27%	3.97%	2.74%	2.95%	(0.08%)	2.23%	2.70%	(0.13%)	2.16%	2.67%	0.57%	2.14%	2.64%	0.33%	1.91%	2.15%	2.33%	2.84%	3.10%